Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.84%
GNMA ±±##	4.58%	8-20-2070	$2,278,596	$ 2,332,028
Asset-backed securities: 23.62%
AmeriCredit Automobile Receivables Trust Series 2020-1 Class A3	1.11	8-19-2024	878,010	877,104
CarMax Auto Owner Trust Series 2020-4 Class A2	0.31	1-16-2024	60,040	59,999
CarMax Auto Owner Trust Series 2021-4 Class A2A	0.24	11-15-2024	933,671	925,481
Carvana Auto Receivables Trust 2021-P3 Class A	0.38	1-10-2025	2,301,865	2,279,204
CCG Receivables Trust Series 2020-1 Class A2 144A	0.54	12-14-2027	971,062	957,086
Chesapeake Funding II LLC Series 2020-1A Class A1 144A	0.87	8-15-2032	928,067	917,843
Citibank Credit Card Issuance Trust Series 2018-A3 Class A3	3.29	5-23-2025	3,000,000	3,019,823
CNH Equipment Trust Series 2021-C Class A2	0.33	1-15-2025	3,000,000	2,964,277
Dell Equipment Finance Trust Series 2021-2 Class A2 144A	0.33	12-22-2026	2,876,524	2,843,462
DLLAD LLC Series 2021-1 144A	0.35	9-20-2024	638,069	628,947
DLLMT Series 2021-1A Class A2 144A	0.60	3-20-2024	2,070,000	2,046,439
Donlen Fleet Lease Funding Series 2021-2 Class A1 (1 Month LIBOR +0.33%) 144A±	1.17	12-11-2034	1,785,238	1,773,088
Enterprise Fleet Financing LLC Series 2020-1 Class A2 144A	1.78	12-22-2025	926,551	922,102
Ford Credit Auto Lease Trust Series 2021-B Class A2	0.24	4-15-2024	2,116,788	2,097,093
Ford Credit Auto Lease Trust Series 2022-A Class A2A	2.78	10-15-2024	860,000	860,377
Ford Credit Auto Owner Trust Series 2019-B Class A3	2.23	10-15-2023	212,612	212,677
Foursight Capital Automobile Receivables Trust Series 2022-1 Class A2 144A	1.15	9-15-2025	735,000	722,891
GM Financial Auto Lease Trust Series 2021-3 Class A3	0.39	10-21-2024	2,000,000	1,943,563
Golden Credit Card Trust Series 2018-4A Class A 144A	3.44	8-15-2025	3,000,000	3,024,686
Great America Leasing Receivables Funding LLC Series 2021-1 Class A2 144A	0.27	6-15-2023	1,367,251	1,360,876
HPEFS Equipment Trust Series 2020-1A Class A3 144A	1.76	2-20-2030	143,470	143,429
HPEFS Equipment Trust Series 2021-1A Class C 144A	0.75	3-20-2031	6,400,000	6,122,259
Hyundai Auto Lease Securitization Trust Series 2021-A Class A3 144A	0.33	1-16-2024	3,500,000	3,468,642
Hyundai Auto Lease Securitization Trust Series 2021-A Class B 144A	0.61	10-15-2025	1,800,000	1,748,042
John Deere Owner Trust Series 2021- A Class A2	0.20	12-15-2023	410,705	409,122
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class 3	1.94	3-15-2024	1,239,416	1,238,864
MMAF Equipment Finance LLC Series 2020-B Class A2 144A	0.38	8-14-2023	401,650	399,624
Nissan Auto Lease Trust Series 2020-B Class A3	0.43	10-16-2023	5,161,656	5,143,055
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	487,846	484,601
Oscar US Funding Trust Series 2021-2A Class A2 144A	0.39	8-12-2024	1,144,733	1,130,332
Santander Retail Auto Lease Trust Series 2020-B Class A2 144A	0.42	11-20-2023	381,581	380,288
Santander Retail Auto Lease Trust Series 2021-C Class A2 144A	0.29	4-22-2024	1,282,274	1,270,974
SoFi Consumer Loan Program Trust Series 2021-1 Class A 144A	0.49	9-25-2030	1,449,420	1,415,664
Tesla Auto Lease Trust Series 2021-A Class A2 144A	0.36	3-20-2025	639,438	630,839
Tesla Auto Lease Trust Series 2021-A Class B 144A	1.02	3-20-2025	1,600,000	1,529,920
Tesla Auto Lease Trust Series 2021-A Class C 144A	1.18	3-20-2025	4,000,000	3,799,500
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR +1.02%) 144A±	2.08	4-20-2029	2,889,404	2,872,960
Volvo Financial Equipment LLC Series 2020-1A Class A2 144A	0.37	4-17-2023	68	68
Wheels SPV LLC Series 2020-1A Class A2 144A	0.51	8-20-2029	521,132	515,648
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
World Omni Auto Lease Trust Series 2020-B Class A2	0.32%	9-15-2023	$ 208,981	$ 208,803
World Omni Auto Lease Trust Series 2022-A Class A	2.63	10-15-2024	2,425,000	2,428,180
Total Asset-backed securities (Cost $66,773,794)				65,777,832
Corporate bonds and notes: 42.78%
Communication services: 0.86%
Entertainment: 0.86%
Take-Two Interactive Software Incorporated	3.30	3-28-2024	2,400,000	2,396,756
Consumer discretionary: 0.74%
Hotels, restaurants & leisure: 0.40%
McDonald's Corporation	3.35	4-1-2023	1,120,000	1,130,010
Textiles, apparel & luxury goods: 0.34%
Ralph Lauren Corporation	1.70	6-15-2022	940,000	940,153
Consumer staples: 3.94%
Beverages: 0.72%
Constellation Brands Incorporated	3.60	5-9-2024	2,000,000	2,016,224
Food products: 1.57%
Cargill Incorporated 144A	1.38	7-23-2023	3,000,000	2,955,101
Hershey Company	3.38	5-15-2023	1,400,000	1,413,252
				4,368,353
Household products: 0.57%
GSK Consumer Healthcare Capital US LLC 144A	3.02	3-24-2024	1,600,000	1,592,307
Tobacco: 1.08%
Philip Morris International Incorporated	2.63	3-6-2023	3,000,000	3,002,331
Energy: 3.60%
Energy equipment & services: 0.72%
Enterprise Products Operating LP	3.35	3-15-2023	2,000,000	2,007,884
Oil, gas & consumable fuels: 2.88%
Baker Hughes LLC	1.23	12-15-2023	1,025,000	1,000,715
Boardwalk Pipelines LP	3.38	2-1-2023	2,000,000	2,004,895
BP Capital Markets America Incorporated (3 Month LIBOR +0.65%) ±	1.58	9-19-2022	4,000,000	4,001,829
BP Capital Markets America Incorporated	2.75	5-10-2023	1,000,000	1,004,669
				8,012,108
Financials: 18.81%
Banks: 4.32%
Bank of America Corporation	3.30	1-11-2023	2,000,000	2,013,698
JPMorgan Chase & Company (U.S. SOFR +0.58%) ±	1.01	3-16-2024	4,000,000	3,982,786
PNC Financial Services Group Incorporated	2.95	1-30-2023	1,000,000	1,002,687
Truist Bank	2.20	3-16-2023	2,000,000	1,994,888
US Bank NA	3.40	7-24-2023	1,000,000	1,008,791
Wells Fargo & Company	3.75	1-24-2024	2,000,000	2,026,725
				12,029,575
See accompanying notes to portfolio of investments

2  |  Allspring Conservative Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets: 1.79%
Bank of New York Mellon Corporation	2.95%	1-29-2023	$1,470,000	$ 1,475,860
Bank of New York Mellon Corporation	3.50	4-28-2023	2,000,000	2,014,157
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	1.33	11-17-2023	1,500,000	1,489,296
				4,979,313
Consumer finance: 5.28%
American Honda Finance Corporation	2.05	1-10-2023	3,000,000	2,989,774
Aviation Capital Group 144A	3.88	5-1-2023	2,000,000	1,995,735
BMW US Capital LLC (U.S. SOFR +0.53%) 144A±	1.01	4-1-2024	2,600,000	2,593,287
Daimler Finance North America LLC (3 Month LIBOR +0.84%) 144A±	2.17	5-4-2023	2,000,000	2,008,069
Daimler Finance North America LLC 144A	3.70	5-4-2023	2,000,000	2,011,187
Toyota Motor Credit Corporation (U.S. SOFR +0.32%) ±	0.81	4-6-2023	1,100,000	1,098,290
Toyota Motor Credit Corporation	2.90	3-30-2023	2,000,000	2,005,145
				14,701,487
Diversified financial services: 0.89%
Blackstone Holdings Finace Company LLC 144A	4.75	2-15-2023	1,200,000	1,212,260
National Rural Utilities Cooperative Finance	2.70	2-15-2023	1,255,000	1,256,591
				2,468,851
Insurance: 6.53%
Athene Global Funding (U.S. SOFR +0.70%) 144A±	1.48	5-24-2024	2,500,000	2,427,231
Athene Global Funding 144A	2.80	5-26-2023	3,000,000	2,996,543
Brighthouse Financial Global Funding 144A	1.20	12-15-2023	1,075,000	1,043,473
Brighthouse Financial Global Funding Series 2021-1 (U.S. SOFR +0.76%) 144A±	1.27	4-12-2024	1,200,000	1,201,754
Equitable Financial Life Insurance Company of America (U.S. SOFR +0.39%) 144A±	0.90	4-6-2023	2,250,000	2,245,960
GA Global Funding Trust (U.S. SOFR +1.36%) 144A±	1.87	4-11-2025	2,000,000	1,993,225
Jackson National Life Global Funding 144A	3.25	1-30-2024	2,000,000	1,996,020
Metropolitan Life Global Funding I 144A	3.00	1-10-2023	1,000,000	1,003,246
Principal Life Global Funding II (U.S. SOFR +0.45%) 144A±	0.96	4-12-2024	675,000	670,867
Principal Life Global Funding II (U.S. SOFR +0.38%) 144A±	1.16	8-23-2024	670,000	663,761
Protective Life Global Funding 144A	0.63	10-13-2023	2,000,000	1,941,345
				18,183,425
Health care: 1.08%
Biotechnology: 1.08%
AbbVie Incorporated (3 Month LIBOR +0.65%) ±	2.15	11-21-2022	3,000,000	3,001,872
Industrials: 2.72%
Airlines: 0.72%
Southwest Airlines Company	2.75	11-16-2022	2,000,000	1,995,963
Road & rail: 0.54%
Ryder System Incorporated	2.88	6-1-2022	1,500,000	1,500,000
Trading companies & distributors: 0.78%
Air Lease Corporation	3.00	9-15-2023	2,200,000	2,181,049
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation infrastructure: 0.68%
Penske Truck Leasing Company LP 144A	2.70%	3-14-2023	$1,000,000	$ 997,467
Penske Truck Leasing Company LP 144A	4.88	7-11-2022	907,000	909,605
				1,907,072
Real estate: 0.79%
Equity REITs: 0.79%
Public Storage (U.S. SOFR +0.47%) ±	1.06	4-23-2024	1,195,000	1,193,041
Ventas Realty LP 144A¤	0.00	6-1-2022	1,000,000	999,973
				2,193,014
Utilities: 10.24%
Electric utilities: 6.65%
American Electric Power	2.03	3-15-2024	2,000,000	1,950,623
Entergy Arkansas Incorporated	3.05	6-1-2023	2,000,000	2,001,974
Entergy Louisiana LLC	0.62	11-17-2023	1,270,000	1,223,857
Florida Power & Light Company (U.S. SOFR +0.25%) ±	1.03	5-10-2023	2,000,000	1,991,504
Nextera Energy Capital Holdings Incorporated (U.S. SOFR +0.54%) ±	1.32	3-1-2023	2,000,000	1,996,126
OGE Energy Corporation	0.70	5-26-2023	2,300,000	2,247,157
Oklahoma Gas & Electric Company	0.55	5-26-2023	910,000	890,845
Southern California Edison's First Mortgage (U.S. SOFR +0.64%) ±	1.12	4-3-2023	4,220,000	4,217,861
Southern Company (U.S. SOFR +0.37%) ±	1.15	5-10-2023	2,000,000	1,991,205
				18,511,152
Gas utilities: 1.76%
Atmos Energy Corporation (3 Month LIBOR +0.38%) ±	1.02	3-9-2023	3,320,000	3,317,921
ONE Gas Incorporated (3 Month LIBOR +0.61%) ±	1.36	3-11-2023	1,575,000	1,571,445
				4,889,366
Multi-utilities: 1.83%
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	1.00	3-2-2023	1,705,000	1,700,560
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	1.44	5-13-2024	1,445,000	1,426,419
DTE Energy Company	0.55	11-1-2022	2,000,000	1,983,574
				5,110,553
Total Corporate bonds and notes (Cost $119,958,465)				119,118,818
Municipal obligations: 8.18%
California: 3.80%
Education revenue: 0.53%
University of California Series BF	0.63	5-15-2023	1,500,000	1,475,407
Miscellaneous revenue: 1.94%
Ontario CA Pension Obligation	2.07	6-1-2022	915,000	915,000
Pomona CA Pension Obligation Series BJ	4.00	8-1-2023	1,000,000	1,015,210
San Luis Unit/Westlands Water District Financing Authority (AGM Insured)	1.09	9-1-2022	1,000,000	998,800
Torrance CA Joint Powers Financing Authority	1.29	10-1-2022	1,000,000	998,472
Torrance CA Joint Powers Financing Authority	1.43	10-1-2023	1,500,000	1,472,219
				5,399,701
See accompanying notes to portfolio of investments

4  |  Allspring Conservative Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 1.33%
California Golden Tobacco Securitization Corporation Tobacco Settlement Enhanced Asset Backed	1.24%	6-1-2022	$1,500,000	$ 1,500,000
California Golden Tobacco Securitization Corporation Tobacco Settlement Enhanced Asset Backed	0.50	6-1-2022	2,200,000	2,200,000
				3,700,000
				10,575,108
Colorado: 1.04%
Transportation revenue: 1.04%
Colorado Bridge Enterprise Senior Project Infrastructure	0.92	12-31-2023	3,000,000	2,910,118
Connecticut: 0.39%
GO revenue: 0.39%
Connecticut	4.25	6-15-2023	1,070,000	1,083,818
Illinois: 1.11%
Airport revenue: 0.36%
Chicago IL O’Hare International Airport Senior Lien Series D	0.96	1-1-2023	1,000,000	992,991
Tax revenue: 0.75%
State of Illinois Build Illinois Sales Tax Revenue Bonds	2.45	6-15-2022	2,100,000	2,100,367
				3,093,358
New York: 1.48%
Airport revenue: 0.46%
Port Authority of New York & New Jersey Series AAA	1.09	7-1-2023	1,305,000	1,284,073
Housing revenue: 0.87%
New York City NY City Housing Development Corporation Refunding Sustainable Bonds Series A (Department of Housing and Urban Development Insured)	2.32	1-1-2023	2,410,000	2,406,170
Utilities revenue: 0.15%
Long Island NY Power Authority Electric System Series C	0.76	3-1-2023	430,000	424,885
				4,115,128
Texas: 0.36%
Airport revenue: 0.36%
Houston TX Airport System Revenue Refunding Taxable Subordinated Lien Series C	0.88	7-1-2022	1,000,000	999,644
Total Municipal obligations (Cost $22,978,393)				22,777,174
Yankee corporate bonds and notes: 24.22%
Energy: 2.15%
Energy equipment & services: 1.20%
Schlumberger Limited 144A	2.65	11-20-2022	3,345,000	3,348,363
Oil, gas & consumable fuels: 0.95%
Enbridge Incorporated	4.00	10-1-2023	2,617,000	2,645,096
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 21.89%
Banks: 17.41%
Bank of Montreal (U.S. SOFR +0.27%) ±	0.68%	9-15-2023	$2,000,000	$ 1,987,357
Banque Federative du Credit Mutuel SA 144A	0.65	2-27-2024	2,000,000	1,911,701
Canadian Imperial Bank of Commerce (U.S. SOFR +0.34%) ±	0.78	6-22-2023	2,875,000	2,866,400
Canadian Imperial Bank of Commerce	0.95	6-23-2023	1,500,000	1,469,579
Cooperatieve Rabobank UA (U.S. SOFR +0.30%) ±	0.81	1-12-2024	2,000,000	1,990,612
Credit Agricole SA London 144A	3.75	4-24-2023	2,000,000	2,011,638
Credit Suisse AG New York	1.00	5-5-2023	2,000,000	1,963,480
DNB Bank ASA (3 Month LIBOR +0.62%) 144A±	1.12	12-2-2022	500,000	501,067
Lloyds Banking Group plc (3 Month LIBOR +0.81%) ±	2.91	11-7-2023	1,000,000	998,957
Mitsubishi UFJ Financial Group Incorporated	3.46	3-2-2023	3,000,000	3,019,905
National Bank of Canada 144A	2.15	10-7-2022	2,500,000	2,499,286
NatWest Markets plc (U.S. SOFR +0.53%) 144A±	1.32	8-12-2024	1,250,000	1,238,521
NatWest Markets plc 144A	3.63	9-29-2022	3,000,000	3,013,892
Royal Bank of Canada	1.60	4-17-2023	4,000,000	3,970,329
Santander UK plc	2.10	1-13-2023	2,000,000	1,991,705
Santander UK plc	4.00	3-13-2024	2,000,000	2,027,246
Skandinaviska Enskilda Banken (3 Month LIBOR +0.32%) 144A±	0.84	9-1-2023	3,000,000	2,990,881
Skandinaviska Enskilda Banken (3 Month LIBOR +0.65%) 144A±	1.45	12-12-2022	1,250,000	1,252,223
Sumitomo Mitsui Financial Group Incorporated	2.78	10-18-2022	2,000,000	2,007,299
Sumitomo Mitsui Trust Bank Limited (U.S. SOFR +0.44%) 144A±	0.84	9-16-2024	1,200,000	1,191,738
Swedbank AB 144A	1.30	6-2-2023	2,225,000	2,190,846
The Bank of Nova Scotia (U.S. SOFR +0.28%) ±	0.73	6-23-2023	3,400,000	3,392,674
Westpac Banking Corporation (U.S. SOFR +0.30%) ±	1.08	11-18-2024	2,000,000	1,980,801
				48,468,137
Capital markets: 2.67%
Deutsche Bank AG	0.96	11-8-2023	1,000,000	965,986
Deutsche Bank AG (U.S. SOFR +0.50%) ±	1.29	11-8-2023	3,500,000	3,477,861
UBS AG (U.S. SOFR +0.45%) 144A±	1.24	8-9-2024	3,000,000	2,981,757
				7,425,604
Consumer finance: 1.08%
Hutchison Whampoa International 12 II Limited 144A	3.25	11-8-2022	3,000,000	3,008,940
Diversified financial services: 0.73%
Federation des caisses Desjardins (U.S. SOFR +0.43%) 144A±	1.21	5-21-2024	2,050,000	2,033,063
Industrials: 0.18%
Electrical equipment: 0.18%
Siemens Financieringsmaatschappij NV 144A	0.40	3-11-2023	500,000	492,361
Total Yankee corporate bonds and notes (Cost $67,781,316)				67,421,564

See accompanying notes to portfolio of investments

6  |  Allspring Conservative Income Fund

Portfolio of investments—May 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.33%
Investment companies: 0.33%
Allspring Government Money Market Fund Select Class ♠∞##		0.65%	922,063	$ 922,063
Total Short-term investments (Cost $922,063)				922,063
Total investments in securities (Cost $280,854,605)	99.97%			278,349,479
Other assets and liabilities, net	0.03			89,544
Total net assets	100.00%			$278,439,023

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGM	Assured Guaranty Municipal
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$708,519	$200,263,445	$(200,049,901)	$0	$0	$922,063	922,063	$1,382
Affiliated securities no longer held at end of period
Securities Lending Cash Investments LLC	103,500	928,250	(1,031,750)	0	0	0	0	75#
				$0	$0	$922,063		$1,457

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  7

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

8  |  Allspring Conservative Income Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,332,028	$0	$2,332,028
Asset-backed securities	0	65,777,832	0	65,777,832
Corporate bonds and notes	0	119,118,818	0	119,118,818
Municipal obligations	0	22,777,174	0	22,777,174
Yankee corporate bonds and notes	0	67,421,564	0	67,421,564
Short-term investments
Investment companies	922,063	0	0	922,063
Total assets	$922,063	$277,427,416	$0	$278,349,479
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

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